Result And Remuneration To Shareholders - Schedule of Changes on Dividends and Interest on Capital Payable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Mandatory dividends paid		R$ 1,420
Withholding income tax on interest on capital	R$ (231)
Change Dividend [Member]
IfrsStatementLineItems [Line Items]
Balance	3,611	2,924	R$ 1,863
Proposed dividends	3,513	3,734	3,124
Mandatory dividends paid		1,420
Proposed dividends - Non-controlling interests	2	2	2
Withholding income tax on interest on capital	(230)		(242)
Dividends retained - Minas Gerais state government
Dividends paid	(3,968)	(4,294)	(1,823)
Balance	R$ 2,928	R$ 3,611	R$ 2,924